Goodwill (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill by Segment
The following is a continuity of goodwill by segment:

	Body Exteriors & Structures	Power & Vision	Seating Systems	Complete Vehicles	Corporate	Total

Balance, December 31, 2022	448	1,198	260	105	20	2,031
Acquisitions [note 7b]	—	670	—	—	—	670

Foreign exchange and other	4	60	(2)	4	—	66
Balance, December 31, 2023	452	1,928	258	109	20	2,767
Acquisitions [note 7a]	—	34	—	—	—	34

Foreign exchange and other	(17)	(94)	(8)	(7)	(1)	(127)
Balance, December 31, 2024	$ 435	$1,868	$250	$102	$ 19	$2,674